Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives [member]
Financial liabilities
Financial liabilities	$ (512)	$ (2,370)
Loans and borrowings
Financial liabilities
Financial liabilities	(122,628)	(138,735)
Derivatives [member]
Financial assets
Financial assets	190	723
Short-term financial investments
Financial assets
Financial assets	35,574	47,913
Level 2 | Derivatives [member]
Financial liabilities
Financial liabilities	(512)	(2,370)
Level 2 | Loans and borrowings
Financial liabilities
Financial liabilities	(121,935)	(136,608)
Level 2 | Derivatives [member]
Financial assets
Financial assets	190	723
Level 2 | Short-term financial investments
Financial assets
Financial assets	$ 35,574	$ 47,913